Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) $ in Thousands	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 65,690,460	$ 116,812,885
Fair Value through Profit or Loss	1,422,157	3,299,188
Argentine central bank's bills and notes [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	58,141,095	107,833,074
Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	6,700,187	7,229,824
Corporate Securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	849,178	1,749,987
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,329,074	2,746,893
Repurchase transactions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	30,075,478	3,181,371
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	5,024,505	6,620,071
Amortized Cost	5,890,829	7,298,580
Loans and other financing [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	358,558,869	434,899,689
Other debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	3,103,324	8,171,631
Fair Value through OCI	15,916,306	14,017,361
Financial assets pledged as collateral [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,735,692	5,322,158
Amortized Cost	9,814,894	11,318,650
Investments Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	4,554,453	247,753
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	393,735,406	553,946,288
Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,422,157	3,299,188
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	881,099	$ 2,824,038
Repurchase transactions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost			$ 2,997,515
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	71,362,718		97,275,984
Financing Received from the Argentine Central Bank and Other Financial Institutions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	22,723,687		29,914,292
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	29,240,851		46,124,574
Subordinated debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	$ 15,499,212		$ 15,026,155